Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Short-term loans		¥ 878,000	¥ 878,000	¥ 878,000		$ 137,777
Interest expense			31,644	31,215	¥ 30,232
Amount drawn down under the facility		255,028	255,028			40,019
NetEase Group [Member]
Related Party Transaction [Line Items]
Short-term loans		878,000	878,000	878,000
Interest expense			31,028	¥ 31,215	¥ 30,232
Amount drawn down under the facility		¥ 255,028	¥ 255,028			40,000
Line of credit facility expiration date			Mar. 31, 2024
NetEase Group [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Interest expense			¥ 616
Debt Instrument, Term	3 years
Line of Credit Facility, Maximum Borrowing Capacity | $	$ 300,000
Debt instrument variable interest rate spread		1.10%
Amount drawn down under the facility | $						$ 40,000
Line of credit facility expiration date		Mar. 31, 2024
NetEase Group [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Effective interest rate			3.90%	3.90%
NetEase Group [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Effective interest rate			3.50%	3.50%